Consolidated Statements of Changes in Equity - ZAR (R) R in Thousands		Share capital	Treasury shares	Capital reserve [1]	Common control reserve [2]	Foreign currency translation	Retained earnings [3]	Total attributable to owner of the parent	Non-controlling interest	[3]	Actuarial Reserve	Total
Balance at Feb. 28, 2023		R 7,142,853		R (3,582,568)	R (2,709,236)	R 245,109	R 1,564,809	R 2,660,967	R 30,908			R 2,691,875
Profit for the year							738,191	738,191	15,965			754,156
Other comprehensive income						85,703		85,703	2,929			88,632
Total comprehensive income for the year						85,703	738,191	823,894	18,894			842,788
Purchase of treasury shares			(23,816)					(23,816)				(23,816)
Dividends							(499,518)	(499,518)	(9,782)	[4]		(509,300)
Total transactions with owner			(23,816)				(499,518)	(523,334)	(9,782)			(533,116)
Acquisition of new subsidiary									915			915
Total changes in ownership interest in subsidiaries									915			915
Balance at Feb. 29, 2024		7,142,853	(23,816)	(3,582,568)	(2,709,236)	330,812	1,803,482	2,961,527	40,935			3,002,462
Profit for the year							921,031	921,031	16,079			937,110
Other comprehensive income						(52,946)		(52,807)	(1,770)		139	(54,577)
Total comprehensive income for the year						(52,946)	921,031	868,224	14,309		139	882,533
Cancellation of treasury shares			27,277	(27,277)
Purchase of treasury shares			(3,461)					(3,461)				(3,461)
Dividends							(612,422)	(612,422)	(8,303)	[5]		(620,725)
Total transactions with owner			23,816	(27,277)			(612,422)	(615,883)	(8,303)			(624,186)
Shares repurchase and cancellation of shares by a subsidiary company	[6]			(11,400)				(11,400)	(3,842)			(15,242)
Total changes in ownership interest in subsidiaries				(11,400)				(11,400)	(3,842)			(15,242)
Balance at Feb. 28, 2025		7,142,853		(3,621,245)	(2,709,236)	277,866	2,112,091	3,202,468	43,099		139	3,245,567
Profit for the year							993,920	993,920	17,192			1,011,112
Other comprehensive income						(196,698)		(196,895)	(2,416)		(197)	(199,311)
Total comprehensive income for the year						(196,698)	993,920	797,025	14,776		(197)	811,801
Cancellation of treasury shares
Purchase of treasury shares
Dividends							(693,627)	(693,627)	(5,465)	[7]		(699,092)
Total transactions with owner							(693,627)	(693,627)	(5,465)			(699,092)
Shares repurchase and cancellation of shares by a subsidiary company	[8]			(18,630)				(18,630)	(4,370)			(23,000)
Buy back of shares from NCI	[9]			(5,233)				(5,233)	(3,015)			(8,248)
Total changes in ownership interest in subsidiaries				(23,863)				(23,863)	(7,385)			(31,248)
Balance at Feb. 28, 2026		R 7,142,853		R (3,645,108)	R (2,709,236)	R 81,168	R 2,412,384	R 3,282,003	R 45,025		R (58)	R 3,327,028

[1]	During the financial year ended February 28, 2022, the Group changed the accounting policy voluntarily and accounted for the acquisition of NCI of Cartrack as a separate reserve, “capital reserve” instead of retained earnings. This is to provide transparency to the users since the reinvestment offer is a significant event. The change in accounting policy was corrected prospectively as the impact to the prior period is not material. Subsequent acquisition of interest in subsidiaries without change in control is accounted for under capital reserve.
[2]	On November 18, 2020 the loan from Isaias Jose Calisto was converted into Karooooo share capital and as a consequence Karooooo acquired control of Cartrack. On this date, 20,331,894 shares were issued to Isaias Jose Calisto and Karooooo registered ZAR2,739,619,000 paid-up capital which resulted in a Common control reserve of ZAR2,709,236,000 arising due to the common control transaction.
[3]	In November 2014, a change in interest in Cartrack from 88.3% to 68.0% was not accounted for in the retained earnings transfer to non-controlling interest (“NCI”). During the financial years ended February 28, 2021 and 2022, the Group corrected the error prospectively as the impact to comparatives is not material. On April 21, 2021, when Karooooo acquired the minority interest and took control of 100% interest in Cartrack, all NCI relating to the Karooooo minority interest was transferred back to capital reserve.
[4]	Dividends declared by a subsidiary during the financial year ended February 29, 2024 amounting to ZAR6.11 per ordinary share remains payable by a subsidiary to NCI.
[5]	Dividends declared by a subsidiary during the financial year ended February 28, 2025 amounting to ZAR5.19 per ordinary share remains payable by a subsidiary to NCI.
[6]	On April 30, 2024, Karooooo Logistics (Pty) Ltd repurchased its ordinary shares at a purchase price of ZAR 15.2 million in accordance with the Companies Act of South Africa and cancelled the repurchased shares. As a result, the Group’s effective shareholding in Karooooo Logistics (Pty) Ltd increased from 70.1% to 74.8% after completion of the repurchase and cancellation.
[7]	Dividends declared by a subsidiary during the financial year ended February 28, 2026 amounting to ZAR2.96 per ordinary share remains payable by a subsidiary to NCI.
[8]	On September 1, 2025, Karooooo Logistics (Pty) Ltd repurchased its ordinary shares at a purchase price of ZAR 23.0 million in accordance with the Companies Act of South Africa and cancelled the repurchased shares. As a result, the Group’s effective shareholding in Karooooo Logistics (Pty) Ltd increased from 74.8% to 81.0% after completion of the repurchase and cancellation.
[9]	On January 31, 2026, Cartrack New Zealand Ltd issued shares for subscription by Karooooo Management Company Pte. Ltd. As a result, the group’s effective shareholding in Cartrack New Zealand Ltd has increased from 51% to 66%.